2. Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2013
Vehicles [Member]
Estimated useful lives	5 years
Leasehold Improvements [Member]
Estimated useful lives discription	shorter of 3 Years or Lease Term
Office Equipment [Member]
Estimated useful lives	4 years
Equipment [Member]
Estimated useful lives	4 years
Software [Member]
Estimated useful lives	4 years